Document and Entity Information	May 22, 2025
Cover [Abstract]
Entity Registrant Name	Pursuit Attractions & Hospitality, Inc.
Amendment Flag	false
Entity Central Index Key	0000884219
Document Type	8-K
Document Period End Date	May 22, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-11015
Entity Tax Identification Number	36-1169950
Entity Address, Address Line One	1401 17th Street
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(602)
Local Phone Number	207-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.50 Par Value
Trading Symbol	PRSU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false